Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of provisions by type

Provisions by type [1]
in EUR million	2023	2022
Reorganisation provisions	231	418
Litigation provisions	193	150
Other provisions	355	455
	779	1,022
Loan loss provisions for guarantees	142	29
	920	1,052
1 In 2023, the table was updated to present the IFRS 9 loan loss provisions for guarantees separately. The comparatives for 2022 have been updated accordingly.

Summary of changes in provisions

Changes in provisions
	Reorganisation		Litigation		Other provisions [2]		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	418	421	150	132	455	407	1,022	961
Additions [1]	207	217	78	59	39	230	325	506
Interest						-2		-2
Releases [1]	-34	-46	-26	-8	-22	-166	-82	-221
Utilised	-356	-170	-23	-33	-11	-15	-389	-218
Exchange rate differences	-1		1		-3		-4	-1
Other changes	-3	-4	13		-104		-94	-3
Closing balance	231	418	193	150	355	455	779	1,022
1Additions to provisions and unused amounts released are presented in Note 26 'Other operating expenses' in the Statement of Profit or Loss.
2In 2023, the table was updated to exclude the IFRS 9 loan loss provisions for guarantees. The comparatives for 2022 have been updated accordingly.